Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Aug. 31, 2018
Accumulated Other Comprehensive Income
Schedule of components of accumulated other comprehensive income

	Unrealized gains	Foreign
	on available-for-	currency
	sale securities	translation
	/investments	adjustment	Total
	RMB		RMB
Balance as of September 1, 2016	5,828	—	5,828
Other comprehensive income before reclassification, net of tax	24,656	—	24,656
Amounts reclassified from accumulated other comprehensive income, net of tax	(11,361)	—	(11,361)
Balance as of August 31, 2017	19,123	—	19,123
Other comprehensive income before reclassification, net of tax	37,157	—	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	(13,838)	—	(13,838)
Foreign currency translation adjustment	—	86,458	86,458
Balance as of August 31, 2018	42,442	86,458	128,900

Balance as of August 31, 2018, in US$	6,214	12,659	18,873